Analysis of bank and bond debt - Bank debt (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Analysis of bank and bond debt
Borrowings		$ 5,408	$ 4,619
Debt repayments		700	464	[1]
$700m term loan due October 2025
Analysis of bank and bond debt
Principal amount			700
Facility amount			700
Borrowings			$ 700
Interest rate			5.18%
Debt repayments	$ 700
$50m term loan due May 2025
Analysis of bank and bond debt
Principal amount			$ 50
Facility amount			50
Headroom			$ 50
Interest rate			0.21%
Debt repayments	50
$1.0bn RCF due October 2029
Analysis of bank and bond debt
Principal amount		1,000
Facility amount		1,000	$ 1,000
Headroom		$ 1,000	$ 1,000
Interest rate		0.14%	0.14%
$750m and $500m bonds issued in April 2025
Analysis of bank and bond debt
Proceeds from new bonds	$ 1,250

[1]	Refer to foreign currency translation in material accounting policies section